Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-Based Compensation
Note 10 – Stock-Based Compensation
Long Term Incentive Plan
On March 8, 2023, we adopted the Atlas Energy Solutions Inc. 2023 Long Term Incentive Plan (the “LTIP”) for the benefit of employees, directors and consultants of the Company and its affiliates. The LTIP provides for the grant of all or any of the following types of awards: (1) incentive stock options qualified as such under U.S. federal income tax laws; (2) stock options that do not qualify as incentive stock options; (3) stock appreciation rights; (4) restricted stock awards; (5) restricted stock units (“RSUs”); (6) bonus stock; (7) dividend equivalents; (8) other stock-based awards; (9) cash awards; and (10) substitute awards. The shares to be delivered under the LTIP may be made available from (i) authorized but unissued shares, (ii) shares held as treasury stock or (iii) previously issued shares reacquired by us, including shares purchased on the open market. Subject to adjustment in accordance with the terms of the LTIP, 10,270,000 shares of Class A common stock have been reserved for issuance pursuant to awards under the LTIP. If an award under the LTIP is forfeited, settled for cash or expires without the actual delivery of shares, any shares subject to such award will again be available for new awards under the LTIP. The LTIP will be administered by the Compensation Committee of the Board (the “Compensation Committee”). On June 30, 2023, 9,507,255 shares of Class A common stock were available for future grants. We account for the awards granted under the LTIP as compensation cost measured at the fair value of the award on the date of grant.
Restricted Stock Units
RSUs represent the right to receive shares of Class A common stock at the end of the vesting period in an amount equal to the number of RSUs that vest. The granted RSUs vest and become exercisable with respect to employees in three equal installments starting on the first anniversary of the date of grant and, with respect to directors, on the one-year
anniversary of the date of grant, so long as the participant either remains continuously employed or continues to provide services to Board, as applicable. The RSUs are subject to restrictions on transfer and are generally subject to a risk of forfeiture if the award recipient ceases providing services to the Company prior to the date the award vests. If the participant’s employment with or service to the Company is terminated for cause or without good reason prior to the vesting of all of the RSUs, and unless such termination is a “Qualifying Termination” or due to a “Change in Control” as defined in the applicable restricted stock unit agreement, any unvested RSUs will generally terminate automatically and be forfeited without further notice and at no cost to the Company. In the event the Company declares and pays a dividend in respect of its outstanding shares of common stock and, on the record date for such dividend, the participant holds RSUs that have not been settled, we will record the amount of such dividend in a bookkeeping account and pay to the participant an amount in cash equal to the cash dividends the participant would have received if the participant was the holder of record, as of such record date, of a number of shares of common stock equal to the number of RSUs held by the participant that had not been settled as of such record date, such payment to be made on or within 60 days following the date on which such RSUs vest. The stock-based compensation expense of such RSUs was determined using the closing prices on March 13, 2023 and May 22, 2023, the dates of grant, of $15.99 and $17.72 applied to the total number of 260,722 and 28,217 RSUs granted, respectively. We account for forfeitures as they occur. We recognized stock-based compensation related to RSUs of $0.7 million and $0.8 million for the three and six months ended June 30, 2023, respectively. Changes in non-vested
RSUs outstanding under the LTIP during the three months ended June 30, 2023 were as follows:

	Number of Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2022	—	$—
Granted	288,939	$16.16
Vested	(16,944)	$15.99
Forfeited	—	$—

Non-vested at June 30, 2023	271,995	$16.17

There was approximately $3.8 million of unrecognized compensation expense relating to outstanding RSUs as of June 30, 2023. The unrecognized compensation expense will be recognized on a straight-line basis over the weighted average remaining vesting period of 1.6 years.
Performance Share Units
Performance Share Units (“PSUs”) represent the right to receive one share of Class A common stock multiplied by the number of PSUs that become earned, and the number of PSUs that may vest range from 0% to 200% of the Target PSUs (as defined in the Performance Share Unit Grant Agreement governing the PSUs (the “PSU Agreement”)), subject to the Compensation Committee’s discretion to increase the ultimate number of vested PSUs above the foregoing maximum level. Each PSU also includes a tandem dividend equivalent right, which is a right to receive an amount equal to the cash dividends made with respect to a share of common stock during the Performance Period (as defined in the PSU Agreement), which will be adjusted to correlate to the number of PSUs that ultimately become vested pursuant to the PSU Agreement. 490,167 PSUs (based on target) were granted on March 13, 2023 (the “2023 PSUs”). The Performance Goals (as defined in the PSU Agreement) for the 2023 PSUs are based on a combination of Return on Capital Employed (“ROCE”) and “Relative TSR” (each, as defined in the PSU Agreement), with 25% weight applied to ROCE and 75% weight applied to Relative TSR, each as measured during the three-year Performance Period ending December 31, 2025. The vesting level is calculated based on the actual total stockholder return achieved during the Performance Period. The fair value of such PSUs was determined using a Monte Carlo simulation and will be recognized over the applicable Performance Period. The Monte Carlo simulation model utilizes multiple input variables that determine the probability of satisfying the market condition stipulated in the award to calculate the fair value of the award. Expected volatilities in the model were estimated using a historical period consistent with the Performance Period of approximately three years. The risk-free interest rate was based on the United States Treasury rate for a term commensurate with the expected life of the grant. We recognized stock-based compensation related to PSUs of $0.9 million and $1.1 million for the three and six months ended June 30, 2023. Changes in non-vested
PSUs outstanding under the LTIP during the three months ended June 30, 2023 were as follows:

	Number of Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2022	—	$—
Granted	490,167	$20.19
Vested	(584)	$20.19
Forfeited	(16,360)	$20.19

Non-vested at June 30, 2023	473,223	$20.19

There was approximately $8.5 million of unrecognized compensation expense relating to outstanding PSUs as of June 30, 2023. The unrecognized compensation expense will be recognized on a straight-line basis over the weighted average remaining vesting period of 2.5 years.
Atlas LLC Incentive Plan and ASMC Incentive Plan
Prior to the IPO closing date, the Company recognized unit-based compensation expense for awards granted under two long-term incentive plans, the Atlas Sand Management Company, LLC Long-Term Incentive Plan (the “ASMC Plan”) and the Atlas Sand Company, LLC Long-Term Incentive Plan (the “ASCo Plan”). The ASMC Plan was adopted on September 15, 2017, by ASMC for officers, employees, directors, managers and consultants of ASMC (the “ASMC Participants”). The ASCo Plan was adopted by Atlas LLC on December 15, 2017, for officers, employees, directors, managers, consultants or other advisors of Atlas LLC (the “ASCo Participants”).
On May 28, 2018, Atlas LLC adopted the Atlas Sand Company, LLC Amended and Restated Long-Term Incentive Plan that reduced the authorized available awards to be issued under the ASCo Plan from 149,425 to 100,000. The ASCo Plan consists of equity grants of Class P units made to ASCo Participants at the discretion of the plan administrator. Pursuant to the terms of the ASCo Plan, to the extent that an award is canceled, any and all Class P units that are canceled and repurchased will be available again for new awards under the ASCo Plan.
The Company has applied the guidance of FASB Interpretation 44, which establishes an accounting model whereby equity awards granted by a parent company to employees of a subsidiary are recognized in the financial statements of the subsidiary.
A summary of Atlas LLC’s Class P unit activity is as follows:

	Number of Class P Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2022	3,533	$151.57
Granted	—	$—
Vested	(3,533)	$151.57
Forfeited	—	$—

Non-vested at June 30, 2023	—	$—

We account for each tranche of the unit awards as compensatory awards in accordance with ASC 718, and as such, compensation expense is recognized over the service condition vesting period based on the grant date fair values using a graded vesting methodology. To determine grant date fair value, we valued these unit awards utilizing a Monte Carlo option pricing model, to take into consideration the probability of a market condition on being met. This methodology involves making assumptions for the expected time to liquidity, volatility and risk-free rate.

We estimated expected volatility based on a 50/50 blend of historical and implied volatility. The risk-free interest rate is based on the yield on U.S. government bonds for a period commensurate with the expected term. The expected term is based on time to the expected exit date as of the valuation date based on the probability weighted average of exit scenario terms. We applied a discount to reflect the lack of marketability due to the absence of an active market for its units. Further, we assumed no expected dividend yield.
For the three and six months ended June 30, 2023, we recognized no unit-based compensation expense related to awards in the ASCo Plan and $0.2 million of unit-based compensation expense related to awards in the ASCo Plan, respectively, as compared to $0.1 million and $0.3 million for the three and six months ended June 30, 2022, respectively. For the three and six months ended June 30, 2023, the Company recognized no unit-based compensation expense related to awards in the ASMC Plan and $0.1 million of unit-based compensation expense related to awards in the ASMC Plan, respectively, as compared to $0.1 million and $0.1 million for the three and six months ended June 30, 2022, respectively.
As of June 30, 2023, there were no unrecognized unit-based compensation expense amounts related to the ASCo Plan and ASMC Plan.

Atlas Sand Company LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-Based Compensation
Note 10—Unit-Based Compensation
The Company recognizes unit-based compensation expense for awards granted under two long-term incentive plans, the Atlas Sand Management Company, LLC Long-Term Incentive Plan (the “ASMC Plan”) and the Atlas Sand Company, LLC Long-Term Incentive Plan (the “ASCo Plan”). The ASMC Plan was adopted on September 15, 2017, by ASMC for officers, employees, directors, managers and consultants of the Company (the “ASMC Participants”). The ASCo Plan was adopted by the Company on December 15, 2017, for officers, employees, directors, managers, consultants or other advisors of the Company (the “ASCo Participants”).
The Company has applied the guidance of FASB Interpretation 44, which establishes an accounting model where equity awards granted by a parent company to employees of a subsidiary are recognized in the financial statements of the subsidiary. During the years ended December 31, 2022, 2021 and 2020, the Company recognized $0.2 million, de minimis, and $0.9 million of unit-based compensation expense in its consolidated statements of operations related to awards in the ASMC Plan, respectively.
On May 28, 2018, the Company adopted the Amended and Restated Long-Term Incentive Plan that reduced the authorized available awards to be issued under the ASCo Plan from 149,425 to 100,000. The ASCo Plan consists of equity grants of Class P units made to ASCo Participants at the discretion of the plan administrator. Pursuant to the terms of the ASCo Plan, to the extent that an award is canceled, any and all Class P units that are canceled and repurchased will be available again for new awards under the ASCo Plan.

The vesting schedule for each grant under the plans shall be determined by the respective plans’ administrator.
A summary of ASCo’s Class P unit activity is as follows (in thousands):

ASCo Plan Class P unit activity	Number of Class P Units	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2020	2,500	$151.57
Granted	2,500	—
Vested	(2,167)	$151.57
Forfeited	—	—

Non-vested at December 31, 2021	2,833	$151.57

Granted	2,200	$151.57
Vested	(1,500)	$151.57
Forfeited	—	—

Non-vested at December 31, 2022	3,533	$151.57

The Company accounts for each tranche of the unit awards as compensatory awards in accordance with FASB ASC 718, and as such, compensation expense is recognized over the service condition vesting period based on the grant date fair values using a graded vesting methodology. To determine grant date fair value, the Company valued these unit awards utilizing a Monte Carlo option pricing model, to take into consideration the probability of a market condition on being met. This methodology involves making assumptions for the expected time to liquidity, volatility and risk-free rate.
The Company estimated expected volatility based on a 50/50 blend of historical and implied volatility. The risk-free interest rate is based on the yield on U.S. government bonds for a period commensurate with the expected term. The expected term is based on time to the expected exit date as of the valuation date based on the probability weighted average of exit scenario terms. The Company applies a discount to reflect the lack of marketability due to the absence of an active market for its shares. Further, the Company assumed no expected dividend yield.
For the years ended December 31, 2022, 2021 and 2020, the Company recognized $0.4 million, $0.1 million, and $1.6 million of unit-based compensation expense related to awards in the ASCo Plan, respectively.
As of December 31, 2022, unrecognized unit-based compensation expense amounts related to the ASCo and ASMC Plans were $0.2 million and $0.1 million, respectively, with a weighted average remaining service period of 1.2 years.